Current liabilities - provisions (Tables)	6 Months Ended
Dec. 31, 2023
Current liabilities - provisions [Abstract]
Current liabilities - provisions
	31 Dec 2023	30 Jun 2023
	$'000	$'000

Employee benefits provision	337	368